Earnings Per Share - Schedule of Securities Excluded from Calculation of Diluted Earnings Per Share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	18,905,988	20,560,058
Warrants | Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	11,887,500	11,887,500
Warrants | Private Unit Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	231,250	231,250
Warrants | $11.50 Exercise Price Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	2,248,750	2,248,750
Warrants | $15 Exercise Price Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	912,500	912,500
Warrants | Underwriter Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	59,437	59,437
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	2,127,096	3,375,000
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	1,360,548	1,766,714
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock (in shares)	78,907	78,907